Share Based Payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payments

15. SHARE BASED PAYMENTS

Share options are granted to directors, employees and certain service providers. The share options have a vesting period of 1-4 years with shares being exercisable pro rata per year from the date of issue. All share options granted have a contractual life of 10 years from the date of grant. Share options are settled in equity.

For the employee based share options, if the owner of the share option ceases to be employed by the Company, in most cases the option lapses within a short period of departure of such employee. 8,561,133 share options have been forfeited to date. Management has not anticipated any stock options to be forfeited due to termination of employment prior to the assumed exercise date.

Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2021	57,212,650	$2.09
Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)
Outstanding at December 31, 2021	83,573,631	6.72
Granted	22,755,235	5.01
Exercised	(3,494,254)	(2.43)
Forfeited/Expired	(3,632,769)	(5.35)
Outstanding at December 31, 2022	99,201,843	6.45
Exercisable at December 31, 2021	66,322,324	5.28
Exercisable at December 31, 2022	71,900,277	$6.54

On February 1, 2021, the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, ordinary shares and common shares at a ratio of 1.60806264:1.

On January 15, 2021, the Company granted “founder options” over ordinary shares to each of the three Founder Directors. Each Founder Director was granted a fully vested option over 5,235,851 ordinary shares with an exercise price of $16.96 per ordinary share. On April 15, 2021, the Company granted each Founder Director a further option over 2,819,577 ordinary shares with an exercise price of $17.05 per ordinary share. These options will vest over a two year period subject to the satisfaction of performance conditions.

In 2022, 3,494,254 options (2021: 104,200) were exercised at a weighted average exercise price of $2.43 (2021: $1.00). The options outstanding at December 31, 2022 have an exercise price in the range of $0.20to17.05 (2021: $0.20to17.05) and a weighted average contractual life of 6.48 years (2021: 6.63).

Share based compensation expense of $7,115 (2021: $2,406, 2020: $1,890) has been charged to Research and development expenses and $26,707 (2021: $31,503, 2020: $1,301) to Selling, marketing and administrative expenses.

Employee Stock Purchase Plan ("ESPP")

The 2021 Employee Stock Purchase Plan (the “2021 ESPP”) was adopted by the Board of Directors, and was approved by the stockholders in January 2022. The first offering period under the 2021 ESPP began November 2021 and shares were first purchased under this plan on January 31, 2022. The 2021 ESPP permits a participating employee to make contributions to purchase shares of common stock by having withheld from his or her salary an amount between 1% and 15% of compensation. Under the 2021 ESPP, eligible employees of the Company may elect to participate before the start date of a quarterly offering period. On each purchase date during an offering period, a participating employee’s contributions will be used to purchase up to 3,500 shares of the Company’s common stock for such participating employee at a 15% discount from the fair market value, as defined in the 2021 ESPP, of such stock. In addition to the 3,500 share purchase limit, the value of shares purchased under the plan by a participating employee cannot exceed $25,000 in any calendar year.

The Company initially reserved 15,265,380 common shares for issuance under the 2021 ESPP. The 2021 ESPP provides that the number of shares reserved and available for issuance under the 2021 ESPP will automatically increase on each January 1, beginning on January 1, 2022, by an amount equal to the lesser of (i) 50,000,000 common shares, and (ii) a number of common shares reflecting 5% of the Company’s fully diluted share capital as of such date. This number is subject to adjustment in the event of a reorganization, recapitalization, reclassification, share dividend, share split, reverse share split or other similar change in the Company’s capitalization.

During the year ended December 31, 2022, the Company issued shares of common stock under the 2021 ESPP as follows:

Offering Period Purchase Date	Number of Shares	Purchase Price
February 1, 2022	34,858	$7.47
May 1, 2022	145,702	$4.06
July 29, 2022	149,342	$1.30
October 31, 2022	908,087	$0.82
Total 2022	1,237,989